Lease Liabilities - Summary of Estimates of Undiscounted Flows (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Disclosure Of Financial Liabilities [Line Items]
Current lease liabilities	$ 41,518	$ 26,982	[1]	$ 27,520	[1]
Non-current lease liabilities	368,679	268,670	[1]	278,097	[1]
Less than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current lease liabilities	12,657	7,996		7,440
More than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current lease liabilities	28,861	18,986		20,080
One to Two Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current lease liabilities	19,392	11,378		10,867
Two to Three Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current lease liabilities	17,904	11,511		10,999
Three to Four Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current lease liabilities	17,395	11,797		10,923
Four to Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current lease liabilities	13,579	12,205		11,420
More Than Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current lease liabilities	300,409	221,779		233,888
Future Undiscounted Debt Flow [Member] | Current Maturities
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	49,419	30,281		34,642
Future Undiscounted Debt Flow [Member] | Less than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	13,991	8,645		8,319
Future Undiscounted Debt Flow [Member] | More than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	35,428	21,636		26,323
Future Undiscounted Debt Flow [Member] | Non Current Maturities
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	687,001	526,206		606,361
Future Undiscounted Debt Flow [Member] | One to Two Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	34,962	22,483		25,743
Future Undiscounted Debt Flow [Member] | Two to Three Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	30,559	21,455		24,707
Future Undiscounted Debt Flow [Member] | Three to Four Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	28,407	20,568		23,895
Future Undiscounted Debt Flow [Member] | Four to Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	22,791	20,049		23,359
Future Undiscounted Debt Flow [Member] | More Than Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	$ 570,283	441,651		508,657
Chile [Member] | Future Undiscounted Debt Flow [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	0.32%
Chile [Member] | Future Undiscounted Debt Flow [Member] | Euros [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	4.75%
Chile [Member] | Future Undiscounted Debt Flow [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	3.51%
Chile [Member] | Future Undiscounted Debt Flow [Member] | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	6.24%
Chile [Member] | Future Undiscounted Debt Flow [Member] | Current Maturities | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	$ 1,188	321		1,007
Chile [Member] | Future Undiscounted Debt Flow [Member] | Current Maturities | Euros [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	2,009	1,448		325
Chile [Member] | Future Undiscounted Debt Flow [Member] | Current Maturities | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	42,182	28,512		33,196
Chile [Member] | Future Undiscounted Debt Flow [Member] | Current Maturities | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	4,041			114
Chile [Member] | Future Undiscounted Debt Flow [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	41	50		317
Chile [Member] | Future Undiscounted Debt Flow [Member] | Less than 90 Days [Member] | Euros [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	1,293	796		325
Chile [Member] | Future Undiscounted Debt Flow [Member] | Less than 90 Days [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	10,361	7,799		7,563
Chile [Member] | Future Undiscounted Debt Flow [Member] | Less than 90 Days [Member] | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	2,296			114
Chile [Member] | Future Undiscounted Debt Flow [Member] | More than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	1,147	271		690
Chile [Member] | Future Undiscounted Debt Flow [Member] | More than 90 Days [Member] | Euros [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	716	652
Chile [Member] | Future Undiscounted Debt Flow [Member] | More than 90 Days [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	31,821	20,713		25,633
Chile [Member] | Future Undiscounted Debt Flow [Member] | More than 90 Days [Member] | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	1,744
Chile [Member] | Future Undiscounted Debt Flow [Member] | Non Current Maturities | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	36,019	8,241		2,015
Chile [Member] | Future Undiscounted Debt Flow [Member] | Non Current Maturities | Euros [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	9,461	7,015		3,582
Chile [Member] | Future Undiscounted Debt Flow [Member] | Non Current Maturities | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	639,181	510,950		600,743
Chile [Member] | Future Undiscounted Debt Flow [Member] | Non Current Maturities | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	2,340			21
Chile [Member] | Future Undiscounted Debt Flow [Member] | One to Two Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	1,277	311		248
Chile [Member] | Future Undiscounted Debt Flow [Member] | One to Two Years [Member] | Euros [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	1,299	872		419
Chile [Member] | Future Undiscounted Debt Flow [Member] | One to Two Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	30,278	21,300		25,055
Chile [Member] | Future Undiscounted Debt Flow [Member] | One to Two Years [Member] | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	2,108			21
Chile [Member] | Future Undiscounted Debt Flow [Member] | Two to Three Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	1,265	339		234
Chile [Member] | Future Undiscounted Debt Flow [Member] | Two to Three Years [Member] | Euros [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	1,254	843		406
Chile [Member] | Future Undiscounted Debt Flow [Member] | Two to Three Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	28,033	20,273		24,067
Chile [Member] | Future Undiscounted Debt Flow [Member] | Two to Three Years [Member] | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	7
Chile [Member] | Future Undiscounted Debt Flow [Member] | Three to Four Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	1,252	334		224
Chile [Member] | Future Undiscounted Debt Flow [Member] | Three to Four Years [Member] | Euros [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	1,208	814		392
Chile [Member] | Future Undiscounted Debt Flow [Member] | Three to Four Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	25,939	19,420		23,279
Chile [Member] | Future Undiscounted Debt Flow [Member] | Three to Four Years [Member] | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	8
Chile [Member] | Future Undiscounted Debt Flow [Member] | Four to Five Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	1,239	328		215
Chile [Member] | Future Undiscounted Debt Flow [Member] | Four to Five Years [Member] | Euros [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	1,163	784		379
Chile [Member] | Future Undiscounted Debt Flow [Member] | Four to Five Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	20,381	18,937		22,765
Chile [Member] | Future Undiscounted Debt Flow [Member] | Four to Five Years [Member] | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	8
Chile [Member] | Future Undiscounted Debt Flow [Member] | More Than Five Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	30,987	6,929		1,094
Chile [Member] | Future Undiscounted Debt Flow [Member] | More Than Five Years [Member] | Euros [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	4,537	3,702		1,986
Chile [Member] | Future Undiscounted Debt Flow [Member] | More Than Five Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	534,550	$ 431,020		$ 505,577
Chile [Member] | Future Undiscounted Debt Flow [Member] | More Than Five Years [Member] | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	$ 209

[1]	See Note 3.